Shareholder Fees - PIMCO Low Duration ESG Fund	Dec. 01, 2021 USD ($)
Institutional
Shareholder Fees:
Shareholder Fees (fees paid directly from your investment):	none
I-2
Shareholder Fees:
Shareholder Fees (fees paid directly from your investment):	none
I-3
Shareholder Fees:
Shareholder Fees (fees paid directly from your investment):	none